INCOME TAX - Income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Income Tax Expense Incurred In PRC [Line Items]
Current income tax expense (benefit)	$ 24,381	$ 23,730	$ 12,253
Deferred income tax (benefit) expense	(6,197)	(1,525)	2,133
Effective income tax expense	18,184	22,205	14,386
PRC [Member]
Income Tax Expense Incurred In PRC [Line Items]
Current income tax expense (benefit)	22,206	17,268	12,911
Deferred income tax (benefit) expense	(5,722)	(1,348)	2,616
Non-PRC [Member]
Income Tax Expense Incurred In PRC [Line Items]
Current income tax expense (benefit)	2,175	6,462	(658)
Deferred income tax (benefit) expense	$ (475)	$ (177)	$ (483)